UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund

January 31, 2017

DTE-QTLY-0317
1.813077.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.68% 2/1/17, VRDN (a)	$2,700	$2,700
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.7% 2/7/17, LOC Bank of America NA, VRDN (a)(b)	3,590	3,590
Series 2011 B, 0.7% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	29,115	29,115
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.7% 2/7/17, LOC Bayerische Landesbank, VRDN (a)	25,115	25,115
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.68% 2/1/17, VRDN (a)	2,000	2,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.7% 2/1/17, VRDN (a)	2,000	2,000
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.):
Series 2011 I, 0.67% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	4,400	4,400
Series 2011 J, 0.68% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)(b)	12,000	12,000
Series 2012 A, 0.69% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		90,420
Alaska - 1.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.73% 2/7/17, VRDN (a)	13,125	13,125
Series 1994 C, 0.69% 2/7/17, VRDN (a)	32,900	32,900
Series 2002, 0.69% 2/7/17, VRDN (a)	1,800	1,800
		47,825
Arizona - 0.7%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 A, 0.67% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	6,525	6,525
Series 2009 F, 0.68% 2/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	12,050	12,050
Series 2015 C, 0.67% 2/7/17, LOC Bank of America NA, VRDN (a)	12,800	12,800
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.74% 2/7/17, VRDN (a)	6,125	6,125
		37,500
California - 0.2%
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.69% 2/7/17, LOC Bank of America NA, VRDN (a)	9,430	9,430
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.74% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	2,930	2,930
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	8,425	8,425
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.74% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	6,065	6,065
		17,420
Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.7% 2/7/17, LOC Bank of America NA, VRDN (a)	11,000	11,000
Connecticut Hsg. Fin. Auth. Series E 3, 0.67% 2/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,800	5,800
		16,800
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.87% 2/7/17, VRDN (a)	1,550	1,550
Series 1999 A, 0.75% 2/7/17, VRDN (a)	3,500	3,500
		5,050
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.7% 2/7/17, LOC Freddie Mac, VRDN (a)	3,245	3,245
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.73% 2/7/17, LOC Bank of America NA, VRDN (a)	905	905
(The Pew Charitable Trust Proj.) Series 2008 A, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	15,400	15,400
(Washington Drama Society, Inc. Proj.) Series 2008, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
		25,350
Florida - 1.0%
Miami-Dade County Series 2014 A, 0.67% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	23,750	23,750
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.67% 2/7/17, LOC Northern Trust Co., VRDN (a)	29,100	29,100
		52,850
Georgia - 3.1%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.7% 2/7/17, VRDN (a)	19,450	19,450
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.7% 2/1/17, VRDN (a)	5,150	5,150
First Series 2009, 0.7% 2/1/17, VRDN (a)	8,000	8,000
Second Series 1995, 0.7% 2/1/17, VRDN (a)	3,000	3,000
Series 2013, 0.7% 2/7/17, VRDN (a)	33,500	33,500
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.74% 2/7/17, LOC Freddie Mac, VRDN (a)	19,675	19,675
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.72% 2/7/17, VRDN (a)	10,800	10,800
Series 1997, 0.7% 2/1/17, VRDN (a)	1,800	1,800
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.7% 2/1/17, VRDN (a)	3,500	3,500
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.67% 2/7/17, LOC Northern Trust Co., VRDN (a)	53,775	53,775
		158,650
Illinois - 4.9%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.69% 2/7/17, LOC Barclays Bank PLC, VRDN (a)	13,400	13,400
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.69% 2/7/17, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	17,100	17,100
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	17,150	17,150
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.67% 2/7/17, LOC Barclays Bank PLC, VRDN (a)	24,665	24,665
(Museum of Science & Industry Proj.):
Series 2009 A, 0.7% 2/7/17, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2009 C, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	2,395	2,395
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.67% 2/7/17, LOC Barclays Bank PLC, VRDN (a)	57,600	57,600
Series 2007 F, 0.67% 2/7/17, LOC Barclays Bank PLC, VRDN (a)	55,000	55,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.67% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	22,610	22,610
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.7% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,200	23,200
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.7% 2/7/17, LOC Freddie Mac, VRDN (a)	11,500	11,500
		248,520
Indiana - 1.6%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 0.76% 2/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,950	1,950
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.69% 2/7/17, LOC Mizuho Bank Ltd., VRDN (a)	29,250	29,250
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.67% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)	30,500	30,500
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.69% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	13,185	13,185
		80,185
Iowa - 1.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.68% 2/7/17, LOC MUFG Union Bank NA, VRDN (a)	245	245
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.72% 2/7/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	58,215	58,215
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.68% 2/7/17, LOC Cargill, Inc., VRDN (a)	7,000	7,000
		65,460
Kentucky - 0.2%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	9,785	9,785
Louisiana - 4.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.7% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.7% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.72% 2/7/17, LOC Bank of America NA, VRDN (a)	2,900	2,900
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.85% 2/7/17, VRDN (a)	20,400	20,400
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.7% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	18,000	18,000
Series 2010, 0.69% 2/7/17, LOC Mizuho Bank Ltd., VRDN (a)	81,300	81,297
Series 2011, 0.68% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)	57,200	57,200
		216,597
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	19,760	19,760
Michigan - 0.4%
Grand Traverse County Hosp. Series 2011 B, 0.7% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.7% 2/7/17, LOC Bank of America NA, VRDN (a)	13,380	13,380
		18,380
Minnesota - 0.3%
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.74% 2/7/17, LOC Fannie Mae, VRDN (a)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.66% 2/7/17, LOC Freddie Mac, VRDN (a)	125	125
		16,075
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.71% 2/7/17, LOC Bank of America NA, VRDN (a)	3,375	3,375
Nevada - 1.1%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.72% 2/7/17, LOC Bank of America NA, VRDN (a)	3,900	3,900
Reno Cap. Impt. Rev. Series 2005 A, 0.75% 2/7/17, LOC Bank of America NA, VRDN (a)	14,300	14,300
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.66% 2/7/17, LOC MUFG Union Bank NA, VRDN (a)	35,950	35,950
		54,150
New York - 7.3%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.71% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,425	5,425
Nassau Health Care Corp. Rev. Series 2009 D1, 0.66% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	3,900	3,900
New York City Gen. Oblig.:
Series 2004 A3, 0.76% 2/7/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	10,700	10,700
Series 2010 G4, 0.67% 2/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	33,500	33,500
Series 2015 F4, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,450	9,450
Series D5, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	16,200	16,200
Series J8, 0.7% 2/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,260	5,260
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series F2, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	35,980	35,980
New York City Transitional Fin. Auth. Rev.:
Series 2001 A, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	40,000	40,000
Series 2003 1A, 0.67% 2/7/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	27,075	27,075
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.69% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	34,150	34,150
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.69% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,100	9,100
Series 2010 A, 0.74% 2/7/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,785	13,785
Series 2012 A, 0.68% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,200	7,200
Series 2013 A:
0.67% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
0.68% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	25,200	25,200
Series 2014 A, 0.68% 2/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2014 A2, 0.68% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,500	6,500
Series 2015 A2, 0.68% 2/7/17, LOC Bank of New York, New York, VRDN (a)	17,995	17,995
New York Local Govt. Assistance Corp. Series 2008 B3V, 0.67% 2/7/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,970	4,970
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,230	13,230
Series 2005 B3, 0.72% 2/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	27,985	27,985
Westchester County Indl. Agcy. Rev. Series 2001, 0.83% 2/7/17, LOC RBS Citizens NA, VRDN (a)	5,465	5,465
		368,070
North Carolina - 0.9%
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.7% 2/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Series 2008 A2, 0.7% 2/7/17, LOC Branch Banking & Trust Co., VRDN (a)	7,500	7,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.72% 2/7/17, LOC Cr. Industriel et Commercial, VRDN (a)	33,800	33,800
		44,300
Ohio - 0.8%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.74% 2/7/17, VRDN (a)	21,000	21,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.73% 2/7/17, LOC Northern Trust Co., VRDN (a)	9,105	9,105
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	5,600	5,600
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.73% 2/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,455	2,455
		38,160
Oklahoma - 0.0%
Univ. Hospitals Trust Rev. Series 2005 A, 0.73% 2/7/17, LOC Bank of America NA, VRDN (a)	2,200	2,200
Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	7,450	7,450
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	3,920	3,920
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	7,130	7,130
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	10,720	10,720
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	24,065	24,065
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.71% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,860	13,860
Chester County Health & Ed. Auth. Rev. 0.71% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,970	6,970
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.67% 2/7/17, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	6,745	6,745
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	16,895	16,895
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.76% 2/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,210	4,210
(United Zion Retirement Cmnty. Proj.) 0.83% 2/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,785	2,785
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	13,045	13,045
Luzerne County Convention Ctr. Series 2012, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	6,020	6,020
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 0.67% 2/7/17, LOC PNC Bank NA, VRDN (a)	5,650	5,650
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.72% 2/7/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,040	4,040
(The Franklin Institute Proj.) Series 2006, 0.71% 2/7/17, LOC Bank of America NA, VRDN (a)	6,215	6,215
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	1,850	1,850
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.65% 2/7/17, LOC PNC Bank NA, VRDN (a)	5,000	5,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	3,080	3,080
Series 2011 B, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	5,080	5,080
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.66% 2/7/17, LOC PNC Bank NA, VRDN (a)	5,460	5,460
		164,190
South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.67% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	37,565	37,565
Tennessee - 1.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.74% 2/7/17, LOC Bank of America NA, VRDN (a)	3,090	3,090
Series 2004, 0.69% 2/1/17, LOC Bank of America NA, VRDN (a)	6,100	6,100
Series 2008, 0.69% 2/1/17, LOC Bank of America NA, VRDN (a)	5,000	5,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.74% 2/7/17, LOC Bank of America NA, VRDN (a)	2,540	2,540
Series 2002, 0.69% 2/1/17, LOC Bank of America NA, VRDN (a)	15,000	15,000
Series 2004, 0.69% 2/1/17, LOC Bank of America NA, VRDN (a)	9,500	9,500
Series 2006, 0.69% 2/1/17, LOC Bank of America NA, VRDN (a)	11,000	11,000
		52,230
Texas - 3.6%
Harris County Hosp. District Rev. Series 2010, 0.67% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	25,285	25,285
Houston Arpt. Sys. Rev. Series 2010, 0.69% 2/7/17, LOC Barclays Bank PLC, VRDN (a)	27,330	27,330
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.78% 2/1/17, VRDN (a)	21,010	21,010
Series 2009 A, 0.78% 2/1/17, VRDN (a)	7,415	7,415
Series 2009 C, 0.77% 2/1/17, VRDN (a)	6,500	6,500
Series 2010 B, 0.78% 2/1/17, VRDN (a)	8,000	8,000
Series 2010 C, 0.77% 2/1/17, VRDN (a)	24,485	24,485
Series 2010 D, 0.77% 2/1/17, VRDN (a)	14,300	14,300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.69% 2/7/17 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.69% 2/7/17 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.69% 2/7/17 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.69% 2/7/17 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.69% 2/7/17 (Total SA Guaranteed), VRDN (a)	1,900	1,900
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.73% 2/1/17, LOC JPMorgan Chase Bank, VRDN (a)	2,185	2,185
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.73% 2/7/17, LOC Bank of America NA, VRDN (a)	12,150	12,150
		179,860
Virginia - 0.1%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.75% 2/7/17, LOC Bank of America NA, VRDN (a)	7,050	7,050
West Virginia - 0.5%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.72% 2/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,685	3,685
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.7% 2/7/17, LOC Branch Banking & Trust Co., VRDN (a)	23,700	23,700
		27,385
Wisconsin - 0.9%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	12,600	12,600
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.68% 2/7/17, LOC JPMorgan Chase Bank, VRDN (a)	30,290	30,290
		42,890
Wyoming - 0.5%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.76% 2/7/17, VRDN (a)	2,500	2,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.76% 2/7/17, VRDN (a)	5,930	5,930
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.71% 2/7/17, LOC Bank of Nova Scotia, VRDN (a)	17,460	17,460
		25,890
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,183,372)		2,183,372

Tender Option Bond - 25.3%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,240	4,240
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,400	3,400
Participating VRDN:
Series Floaters XM 04 47, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,500	8,500
Series MS 3078, 0.69% 2/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series Putters XM0009, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,120	2,120
		24,260
California - 0.8%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 14 0005, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,200	4,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,370	11,370
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,350	1,350
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0441, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,405	1,405
Univ. of California Revs. Participating VRDN:
Series Floaters XM 04 13, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,055	4,055
Series Floaters ZF 05 32, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
		42,295
Colorado - 1.6%
Cherry Creek School District No. 5 Gen. Oblig. Bonds Series Solar 17 3, 0.86%, tender 4/20/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,400	1,400
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 0.69% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,285	6,285
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.86% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series ZF 04 17, 0.81% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0007, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	31,960	31,960
Series Floaters 16 XF1031, 0.85% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,400	7,400
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,940	3,940
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.86%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	16,725	16,725
Participating VRDN Series XM 03 05, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,200	7,200
		79,960
District Of Columbia - 0.7%
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
District of Columbia Gen. Oblig.:
Bonds Series 2016 23, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,800	2,800
Participating VRDN:
Series 16 XM 03 26, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series MS 4301, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series Floaters XM 04 37, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series XF 23 41, 0.77% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
		33,140
Florida - 1.4%
Central Florida Expressway Bonds Series RBC E 62, 0.86%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,635	25,635
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series MS 3059, 0.72% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	5,615	5,615
Series ROC II R 12017, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,200	7,200
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.85% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.85% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,400	2,400
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.81% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800	800
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.86%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,800	6,800
		68,280
Georgia - 0.2%
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.86%, tender 3/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,800	5,800
		8,800
Hawaii - 0.6%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Hawaii Gen. Oblig. Participating VRDN Series Floaters XM 04 29, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		27,375
Illinois - 0.7%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.91% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 15 XM0114, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Series MS 3332, 0.69% 2/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	400	400
Series XL 00 21, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Series ZF 04 78, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,965	2,965
0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 ZM0120, 0.71% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters XL 00 41, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series MS 16 XF 2212, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,809	2,809
The County of Cook Participating VRDN Series XF 23 13, 0.81% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.72% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000	2,000
		34,574
Indiana - 0.6%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.86% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,200	4,200
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.86%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	27,100	27,100
		31,300
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.83% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,400	2,400
		9,900
Kentucky - 0.4%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.7% 2/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	17,160	17,160
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.71% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	40,765	40,765
Maryland - 0.4%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.92% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,400	4,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.76% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,955	9,955
		21,665
Massachusetts - 1.0%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.7% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	26,000	26,000
Series Clipper 07 41, 0.7% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,350	6,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
Series EGL 15 002, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,285	10,285
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		52,375
Michigan - 0.3%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Michigan Fin. Auth. Rev. Participating VRDN Series XX 1043, 0.69% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,950	9,950
		16,610
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN:
Series Floaters XM 04 25, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Series Floaters XM 04 26, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,400	3,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.86%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,155	5,155
		15,415
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.7% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	10,500	10,500
Series ROC II R 14027, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,300	6,300
		24,160
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785	2,785
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series 15 XF 0046 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,915	8,915
		11,700
Nebraska - 0.2%
Douglas County School District #1 Bonds Series 2016 27, 0.86%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,600	5,600
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.84% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Series Floaters XX 10 04, 0.72% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		10,400
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,395	6,395
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0445, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,305	6,305
Series 16 ZF0446, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Series ZF 04 79, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,005	6,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.7% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,690	4,690
		35,360
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.85% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,800	1,800
New York - 2.2%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,790	10,790
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,020	7,020
Series Floaters XM 04 36, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Floaters XM 04 45, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,000	10,000
Series ROC II R 11930, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,715	9,715
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series XF 23 18, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XM 04 38, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series Floaters XM 04 39, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Series ROC II R 11902, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series ROC II R 11903, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series ROC II R 14022, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,815	2,815
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series EGL 14 0016, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	20,485	20,485
New York Dorm. Auth. Revs. Participating VRDN:
Series ROC II R 11735, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,395	10,395
Series ROC II R 11975, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 16 XF0405, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		113,020
North Carolina - 2.0%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.7% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series 16 XF 0290, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,395	3,395
Series XM 02 82, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,505	1,505
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 0.86%, tender 4/6/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,900	2,900
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,875	1,875
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
		102,930
Ohio - 0.4%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.7% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,360	4,360
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.83% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,070	1,070
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.86%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,000	2,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
Series 2016 ZF0355, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330	5,330
Series XL 00 31, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,445	2,445
		20,305
Oklahoma - 0.1%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Oregon - 0.6%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.77% 2/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.86%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,885	6,885
Oregon St Dept. Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 0.96%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,400	2,400
		30,710
Pennsylvania - 1.0%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,020	2,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,855	2,855
Series Putters 4014, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
Series ROC II R 14070, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.86%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,885	26,885
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.86%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,930	13,930
		51,190
South Carolina - 0.4%
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,925	2,925
Participating VRDN Series Floaters XM 04 42, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.78% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.75% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	9,030	9,030
		18,955
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,405	5,405
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		8,405
Texas - 2.3%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.86%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 0.71% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
City of Houston Combined Util. Sys. First Lien Rev. Participating VRDN Series XM 03 49, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Conroe Independent School District Bonds Series 2016 15, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,805	3,805
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,345	2,345
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.73% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	8,635	8,635
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.7% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Highland Park Independent School District Participating VRDN Series 16 XM0179, 0.69% 2/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	3,340	3,340
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.7% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Leander Independent School District Participating VRDN Series BC 10 28W, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,800	3,800
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 ZF 0282, 0.7% 2/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
0.71% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.69% 2/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Texas Gen. Oblig.:
Bonds Series 2016 9, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,895	6,895
Participating VRDN Series Floaters XM 04 05, 0.69% 2/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.69% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.71% 2/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,500	3,500
		116,795
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.71% 2/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600	6,600
		11,910
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.76% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Virginia - 1.0%
Fairfax County Indl. Dev. Auth. Participating VRDN Series 15 ZF0166, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series EGL 14 0048, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	12,195	12,195
Univ. VA Univ. Revs. Participating VRDN Series Floaters 16 ZF0419, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,600	3,600
Virginia Gen. Oblig. Bonds Series 2016 11, 0.73%, tender 2/2/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,365	3,365
Series ROC II R 11923, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,660	5,660
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 0.71% 2/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		50,820
Washington - 2.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 23 97, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
Series Floaters ZF 04 72, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.7% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	16,090	16,090
Series Putters 15 XM0012, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,840	6,840
Series ROC II R 11962, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series WF 11-18C, 0.86%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Participating VRDN Series Floaters XM 04 59, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Seattle Wtr. Sys. Rev.:
Bonds Series Solar 17 5, 0.86%, tender 4/27/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,900	2,900
Participating VRDN Series MS 06 2170, 0.68% 2/7/17 (Liquidity Facility Wells Fargo & Co.) (a)(c)	12,655	12,655
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.86%, tender 2/16/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	23,415	23,415
Participating VRDN:
Series 16 XF0408, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series ROC II R 11889, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Series XF 0294, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,410	4,410
Series 15 XF0148, 0.7% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 0.72% 2/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series 2015 ZF0191, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
		117,035
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.7% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	5,300	5,300
Series Clipper 09 53, 0.7% 2/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.69% 2/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 0.69% 2/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		15,600
TOTAL TENDER OPTION BOND
(Cost $1,278,942)		1,278,942

Other Municipal Security - 29.0%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2016, 0.85% 3/2/17, CP	8,000	8,000
Arizona - 0.3%
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	8,085	8,222
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.75% 3/16/17, CP	9,400	9,400
		17,622
California - 1.8%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.77%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	28,000	28,000
Series 2010 B, 0.77%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	10,815	10,815
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	12,600	12,600
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	37,405	37,757
		89,172
Colorado - 2.5%
Colorado Ed. Ln. Prog. TRAN:
Series 2016 A:
2% 6/29/17	3,750	3,766
5% 6/29/17	13,900	14,128
Series 2016 B:
3% 6/29/17	7,200	7,262
4% 6/29/17	30,000	30,382
Colorado Gen. Fdg. Rev. TRAN Series 2016 A:
2% 6/27/17	14,700	14,764
3% 6/27/17	4,150	4,185
Colorado Springs Utils. Rev. Series A, 0.68% 2/3/17, LOC Bank of America NA, CP	5,000	5,000
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.91%, tender 8/29/17 (a)	21,120	21,120
Series 2015 B, 0.91%, tender 8/29/17 (a)	12,070	12,070
Series 2015 C, 0.91%, tender 8/29/17 (a)	14,305	14,305
		126,982
Connecticut - 1.1%
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,855	5,906
Connecticut Gen. Oblig. Bonds:
Series 2013 A:
0.71% 7/1/17 (a)	2,600	2,600
0.71% 1/1/18 (a)	900	900
Series 2016 E, 2% 10/15/17	5,400	5,439
Series 2016 G, 4% 11/1/17	10,090	10,303
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 0.78% tender 3/1/17, CP mode	3,900	3,900
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	5,600	5,628
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	8,500	8,555
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	4,500	4,513
Univ. of Connecticut Gen. Oblig. Bonds Series 2016 A, 4% 3/15/17	6,540	6,565
		54,309
District Of Columbia - 0.5%
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.73% tender 2/2/17, LOC JPMorgan Chase Bank, CP mode	2,400	2,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.64% 2/3/17, LOC JPMorgan Chase Bank, CP	5,150	5,150
0.68% 3/3/17, LOC JPMorgan Chase Bank, CP	12,400	12,400
0.77% 3/3/17, LOC JPMorgan Chase Bank, CP	3,700	3,700
		23,650
Florida - 2.5%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.73% 2/3/17, LOC JPMorgan Chase Bank, CP	11,800	11,800
0.73% 2/3/17, LOC JPMorgan Chase Bank, CP	1,127	1,127
0.78% 3/7/17, LOC JPMorgan Chase Bank, CP	14,000	14,000
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.65% 2/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,610	5,610
0.82% 3/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,750	2,750
Miami-Dade County School District TAN Series 2016, 5% 2/23/17	18,900	18,948
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.8% 3/7/17, LOC Barclays Bank PLC, CP	15,300	15,300
Series B1, 0.74% 2/6/17, LOC Sumitomo Mitsui Banking Corp., CP	2,200	2,200
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.91%, tender 8/29/17 (a)	19,650	19,650
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.96%, tender 8/29/17 (a)	4,300	4,300
Series 2014 A1, 0.91%, tender 8/29/17 (a)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.96%, tender 8/29/17 (a)	16,400	16,400
		129,385
Georgia - 1.6%
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.82% 4/10/17, LOC PNC Bank NA, CP	7,200	7,200
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.):
Series 85 A, 0.85% tender 2/23/17, LOC Barclays Bank PLC, CP mode	5,700	5,700
Series 85A, 0.8% tender 3/9/17, LOC Barclays Bank PLC, CP mode	4,250	4,250
Series B, 0.82% 2/7/17, LOC PNC Bank NA, CP	11,000	11,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.77%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	19,770	19,770
Series 2010 A2, 0.77%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	34,465	34,465
		82,385
Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Series B1, 0.73% 2/2/17, LOC Sumitomo Mitsui Banking Corp., CP	5,700	5,700
Series B2:
0.77% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
0.81% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	4,900	4,900
		13,100
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	28,900	29,050
Illinois - 1.3%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	8,275	8,567
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.77% 3/1/17, LOC PNC Bank NA, CP	8,400	8,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.96%, tender 8/29/17 (a)	10,550	10,550
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 H, 0.75% tender 3/9/17, CP mode	6,100	6,100
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 I, 0.77% tender 3/20/17, CP mode	6,100	6,100
Series 12H, 0.76% tender 2/13/17, CP mode	10,085	10,085
Series 12I:
0.68% tender 2/2/17, CP mode	3,560	3,560
0.74% tender 2/2/17, CP mode	6,100	6,100
0.78% tender 3/1/17, CP mode	6,100	6,100
		65,562
Indiana - 0.9%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.72% tender 2/8/17, CP mode	31,345	31,345
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001, 1.6%, tender 2/1/17 (a)	15	15
Indianapolis Gas Util. Sys. Rev.:
Series 2017, 0.77% 3/8/17, LOC JPMorgan Chase Bank, CP	6,100	6,100
Series A2, 0.77% 3/9/17, LOC JPMorgan Chase Bank, CP	6,100	6,100
		43,560
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.82% tender 3/1/17, CP mode	2,800	2,800
Maryland - 0.8%
Baltimore County Gen. Oblig.:
Series 2016:
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	12,500	12,500
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	7,900	7,900
Series 2017, 0.75% 3/2/17 (Liquidity Facility Mizuho Bank Ltd.), CP	15,800	15,800
Baltimore Proj. Rev. Bonds (Baltimore Proj.) Series 2007 C, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	4,130	4,200
Maryland Trans. Auth. Grant Rev. Bonds Series 2007, 5% 3/1/17	2,500	2,508
		42,908
Massachusetts - 1.1%
Massachusetts Gen. Oblig.:
Bonds Series B, 1.14% 2/1/18 (a)(b)	19,900	19,938
RAN:
Series 2016 B 2% 5/22/17	7,400	7,427
Series 2016 C 2% 6/26/17	4,200	4,219
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.8% tender 3/9/17, CP mode	8,300	8,300
0.9% tender 2/2/17, CP mode	3,400	3,400
Series 93B, 0.85% tender 2/15/17, CP mode	4,600	4,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.76% 3/14/17, LOC Citibank NA, CP	6,600	6,600
		54,484
Michigan - 1.3%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, 0.91%, tender 8/29/17 (a)	7,485	7,485
Series 2011 A, 5% 11/15/17	1,500	1,547
Michigan Bldg. Auth. Rev. Series 7, 0.77% 2/23/17, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	9,500	9,500
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/17	9,900	10,068
Michigan Gen. Oblig. Bonds (Envir. Prog.) Series 2008 A, 5% 5/1/17	6,900	6,970
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	9,700	9,707
Series 2010 F2, 1.5%, tender 3/1/17 (a)	6,360	6,363
Univ. of Michigan Rev.:
Series K1, 0.78% 3/6/17, CP	8,505	8,505
Series K2, 0.75% 9/1/17, CP	5,800	5,800
		65,945
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series 07C, 0.73% 2/6/17, CP	6,450	6,450
Series 2009 D, 0.73% 2/2/17, CP	3,800	3,800
		10,250
Missouri - 0.3%
Curators of the Univ. of Missouri Series A, 0.74% 3/6/17, CP	10,800	10,800
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	6,800	6,827
		17,627
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series A:
0.74% 2/6/17, CP	6,100	6,100
0.75% 2/7/17, CP	3,525	3,525
0.78% 3/8/17, CP	3,300	3,300
0.78% 3/16/17, CP	4,800	4,800
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.72% 3/1/17, CP	3,000	3,000
0.73% 2/1/17, CP	3,500	3,500
0.74% 2/3/17, CP	3,400	3,400
0.75% 2/2/17, CP	4,350	4,350
0.76% 2/7/17, CP	3,500	3,500
0.78% 3/6/17, CP	3,200	3,200
0.8% 4/3/17, CP	3,400	3,400
0.8% 4/6/17, CP	3,700	3,700
		45,775
Nevada - 0.5%
Clark County School District Bonds:
Series 2015 B, 5% 6/15/17	2,000	2,031
Series 2016 C, 3% 6/15/17	2,735	2,758
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A:
0.77% 3/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
0.8% 3/8/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,200	5,200
Series 06B:
0.73% 2/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,300	5,300
0.79% 3/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,950	4,950
		25,339
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr., Co. Proj.) Series 1990 B, 0.85% tender 3/2/17, CP mode	5,700	5,700
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	1,845	1,894
		7,594
New Jersey - 1.4%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	4,200	4,211
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	15,400	15,457
Englewood Gen. Oblig. BAN 2.25% 4/6/17	5,900	5,915
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	7,100	7,126
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	5,976	6,043
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	4,525	4,553
Middlesex County Gen. Oblig. BAN 2% 6/15/17	8,500	8,540
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	7,010	7,059
Woodbridge Township Gen. Oblig. BAN Series 2016, 2% 8/18/17	10,000	10,071
		68,975
New York - 1.1%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	6,600	6,624
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	8,800	8,833
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	2,400	2,410
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	2,400	2,408
Islip Union Free School District TAN Series 2016, 2% 6/23/17	4,800	4,819
Lockport City School District BAN Series 2016, 2% 8/4/17	4,700	4,731
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	5,200	5,354
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.) Series 2014 B1, 0.76%, tender 10/6/17 (a)	2,900	2,900
New York Pwr. Auth. Series 2, 0.77% 3/7/17, CP	11,900	11,900
Tonawanda Town BAN Series 2016, 2% 8/31/17	3,600	3,618
		53,597
Ohio - 1.1%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	1,290	1,297
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	1,500	1,503
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	4,100	4,123
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B6:
0.78% tender 3/23/17, CP mode	6,000	6,000
0.78% tender 4/5/17, CP mode	9,800	9,800
Series 08B5, 0.72% tender 2/2/17, CP mode	10,700	10,700
Series 08B6, 0.8% tender 3/9/17, CP mode	9,700	9,700
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.8% tender 4/4/17, CP mode	3,000	3,000
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2005, 5.25% 6/1/17	3,800	3,855
Tallmadge School District Gen. Oblig. BAN Series 2017, 2% 6/1/17 (e)	3,900	3,913
		53,891
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.01%, tender 8/29/17 (a)	8,245	8,245
Oregon - 0.1%
Oregon Gen. Oblig. TAN Series 2016 A, 2% 6/30/17	3,750	3,767
Pennsylvania - 0.2%
Philadelphia Gas Works Rev. Series 2, 0.82% 4/3/17, LOC PNC Bank NA, CP	4,400	4,400
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 05B, 0.8% tender 4/4/17, CP mode	3,700	3,700
		8,100
Tennessee - 0.1%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 0.82% 3/16/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,200	6,200
Texas - 4.9%
Austin Elec. Util. Sys. Rev. Series A:
0.73% 2/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,480	3,480
0.77% 3/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,600	8,600
0.77% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,500	9,500
Dallas Independent School District Bonds Series 2012, 5% 8/15/17 (Permanent School Fund of Texas Guaranteed)	1,110	1,134
Fort Bend Independent School District Series 2017, 0.78% 3/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,500	2,500
Garland Series 15, 0.78% 3/2/17, LOC Citibank NA, CP	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.86%, tender 8/29/17 (a)	13,200	13,200
Series 16B1, 1% tender 3/3/17, CP mode	12,600	12,600
Series 16B2, 0.8% tender 4/3/17, CP mode	11,100	11,100
Series 16B3, 0.74% tender 2/3/17, CP mode	9,800	9,800
Harris County Gen. Oblig.:
Series A1, 0.73% 2/9/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,700	4,700
Series D, 0.74% 2/9/17 (Liquidity Facility JPMorgan Chase Bank), CP	8,000	8,000
Harris County Metropolitan Trans. Auth.:
Series A1:
0.8% 4/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,200	7,200
0.82% 4/13/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
0.95% 4/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	8,600	8,600
Series A3, 0.82% 4/13/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
Houston Gen. Oblig. TRAN Series 2016, 2% 6/30/17	3,050	3,063
Lower Colorado River Auth. Rev.:
Series 2016, 0.8% 4/6/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,200	2,200
Series 2017, 0.73% 3/13/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,697	6,697
Series A:
0.73% 2/6/17, LOC JPMorgan Chase Bank, CP	6,100	6,100
0.74% 2/14/17, LOC JPMorgan Chase Bank, CP	8,600	8,600
0.78% 3/1/17, LOC JPMorgan Chase Bank, CP	4,213	4,213
0.85% 5/3/17, LOC JPMorgan Chase Bank, CP	5,684	5,684
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	6,000	6,251
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/17	2,910	2,910
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.96%, tender 8/29/17 (a)	9,900	9,900
Series 2013 B, 0.96%, tender 8/29/17 (a)	11,600	11,600
Texas A&M Univ. Rev. Series B:
0.63% 2/1/17, CP	6,200	6,200
0.8% 3/1/17, CP	2,500	2,500
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	3,585	3,564
Series 05, 0.76% 2/9/17, LOC Barclays Bank PLC, CP	21,815	21,815
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007:
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	2,500	2,517
5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	4,500	4,531
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	4,375	4,470
Series A, 0.66% 2/3/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.67% 2/13/17, CP	6,200	6,200
Upper Trinity Reg'l. Wtr. District Series 2017, 0.75% 2/13/17, LOC Bank of America NA, CP	6,900	6,900
		245,729
Vermont - 0.1%
Vermont Econ. Dev. Auth. Rev. Series B, 0.85% 3/31/17, LOC JPMorgan Chase Bank, CP	3,800	3,800
Virginia - 0.1%
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2012 A, 5% 2/1/17	6,410	6,410
Washington - 0.3%
King County Swr. Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	3,000	3,050
Univ. of Washington Univ. Revs. Series 8:
0.8% 4/3/17, CP	6,100	6,100
0.82% 5/2/17, CP	6,100	6,100
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 A, 5% 10/1/17	2,000	2,053
		17,303
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 13A, 0.77% 3/3/17 (Liquidity Facility BMO Harris Bank NA), CP	7,200	7,200
Series 16A, 0.79% 3/3/17 (Liquidity Facility BMO Harris Bank NA), CP	4,900	4,900
Series 2006 A, 0.72% 2/2/17 (Liquidity Facility BMO Harris Bank NA), CP	4,100	4,100
Wisconsin Trans. Rev.:
Series 06A, 0.77% 3/8/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,760	2,760
Series 13A:
0.77% 3/3/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
0.86% 4/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,300	3,300
Series 97A:
0.77% 3/8/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,459	2,459
0.78% 3/2/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,200	4,200
		35,919
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,467,435)		1,467,435
	Shares (000s)	Value (000s)

Investment Company - 2.1%
Fidelity Tax-Free Cash Central Fund, 0.67% (f)(g)
(Cost $106,326)	106,326	106,326
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $5,036,075)		5,036,075
NET OTHER ASSETS (LIABILITIES) - 0.4%		20,513
NET ASSETS - 100%		$5,056,588

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,043,000 or 1.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $174,750,000 or 3.5% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.86%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Expressway Bonds Series RBC E 62, 0.86%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$25,635
Douglas County School District #1 Bonds Series 2016 27, 0.86%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/30/16	$5,600
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.86%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$27,100
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.86%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/23/16	$2,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.86%, tender 4/6/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.86%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,885
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.86%, tender 6/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 12/1/16	$26,885
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 0.96%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/15/16	$2,400
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 0.86%, tender 3/9/17 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.86%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$2,500
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 0.86%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,155
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.86%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.86%, tender 5/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$16,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.86%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 10/3/16	$13,930
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.86%, tender 2/16/17 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$171
Total	$171

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At January 31, 2017 the cost for Federal Income Tax Purposes was $5,036,075,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund

January 31, 2017

UST-QTLY-0317
1.813078.112

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 63.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 63.0%
U.S. Treasury Bills
2/9/17 to 7/6/17	0.42 to 0.67%	$2,782,750	$2,779,269
U.S. Treasury Notes
2/15/17 to 1/31/19	0.39 to 0.84 (b)	5,752,000	5,757,186
TOTAL U.S. TREASURY DEBT
(Cost $8,536,455)			8,536,455

U.S. Treasury Repurchase Agreement - 38.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.52% dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations) #	$49,819	$49,818
0.53% dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations) #	844,156	844,144
With:
Barclays Capital, Inc. at 0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $17,340,378, 0.75% - 8.75%, 8/31/17 - 5/15/46)	17,000	17,000
BMO Harris Bank NA at:
0.5%, dated 11/30/16 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $18,631,978, 2.13% - 2.38%, 7/31/17 - 5/15/25)	18,016	18,000
0.53%, dated:
1/11/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,226,776, 2.63%, 8/15/20)	9,007	9,000
1/13/17 due 2/7/17:
(Collateralized by U.S. Treasury Obligations valued at $37,942,645, 1.63% , 11/30/20)	37,033	37,000
(Collateralized by U.S. Treasury Obligations valued at $211,947,215, 1.38% - 2.00%, 9/30/18 - 12/31/20)	207,204	207,000
1/17/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $19,405,224, 1.38%, 9/30/23)	19,008	19,000
1/20/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $19,471,312, 2.50%, 6/30/17)	19,015	19,000
0.56%, dated 1/31/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,445,229, 0.88%, 6/15/17)	18,022	18,000
BNP Paribas, S.A. at:
0.45%, dated 11/10/16 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $75,266,616, 0.61% - 6.13%, 7/31/17 - 5/15/46)	73,082	73,000
0.53%, dated:
1/25/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $55,145,203, 0.61% - 7.13%, 7/31/17 - 11/15/45)	54,024	54,000
1/26/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $111,748,622, 0.67% - 8.50%, 1/31/19 - 5/15/46)	109,051	109,000
0.56%, dated 1/31/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $36,720,598, 0.00% - 5.50%, 4/6/17 - 8/15/28)	36,036	36,000
0.57%, dated:
1/5/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $37,757,169, 0.00% - 6.88%, 7/27/17 - 5/15/45)	37,033	37,000
1/9/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $23,472,189, 0.61% - 8.50%, 7/31/17 - 5/15/46)	23,021	23,000
1/12/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,365,873, 0.61% - 5.50%, 7/31/17 - 8/15/41)	18,021	18,000
1/17/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $37,749,532, 0.00% - 9.13%, 5/25/17 - 8/15/44)	37,041	37,000
1/20/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $56,471,417, 0.61% - 6.88%, 7/31/17 - 5/15/46)	55,078	55,000
1/30/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $111,183,759, 0.88% - 9.13%, 5/15/18 - 11/15/44)	109,102	109,000
0.58%, dated 1/9/17 due 3/10/17 (Collateralized by U.S. Treasury Obligations valued at $15,305,684, 0.00% - 2.00%, 4/30/17 - 2/15/26)	15,015	15,000
0.6%, dated:
1/5/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $37,972,430, 0.00% - 5.50%, 5/25/17 - 2/15/43)	37,035	37,000
1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,285,566, 0.61% - 5.50%, 7/31/17 - 8/15/28)	14,013	14,000
1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $74,474,952, 0.00% - 5.50%, 6/30/17 - 8/15/28)	73,110	73,000
Commerz Markets LLC at 0.64%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $249,901,614, 1.75%, 12/31/20)	245,004	245,000
Deutsche Bank Securities, Inc. at:
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $38,760,686, 1.63%, 2/15/26)	38,001	38,000
0.56%, dated:
1/25/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $54,065,922, 1.63%, 2/15/26)	53,006	53,000
1/27/17 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $28,562,280, 1.63%, 2/15/26)	28,003	28,000
Federal Reserve Bank of New York at 0.5%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,285,017,893, 4.38%, 11/15/39)	1,285,018	1,285,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.56%, dated 1/18/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $9,202,175, 1.63% - 8.50%, 2/15/20 - 11/15/45)	9,009	9,000
Mizuho Securities U.S.A., Inc. at 0.56%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $38,165,923, 2.50%, 8/15/23)	37,001	37,000
MUFG Securities EMEA PLC at:
0.54%, dated 1/27/17 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $22,523,618, 1.63%, 5/15/26)	22,002	22,000
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,011,773, 2.25%, 11/15/25)	6,797	6,797
0.58%, dated:
1/27/17 due 2/8/17 (Collateralized by U.S. Treasury Obligations valued at $5,129,700, 0.75% - 1.63%, 8/31/18 - 5/15/26)	5,001	5,000
2/1/17 due:
2/9/17(c)	7,001	7,000
2/10/17(c)	15,002	15,000
0.59%, dated 2/1/17 due:
2/8/17(c)	7,001	7,000
2/8/17(c)	91,019	91,000
0.6%, dated:
1/18/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $57,431,714, 1.50% - 2.13%, 1/31/19 - 8/15/25)	56,013	56,000
1/19/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $30,911,312, 2.63%, 8/15/20)	30,007	30,000
0.77%, dated 12/2/16 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $11,337,381, 2.13% - 6.00%, 8/15/20 - 2/15/26)	11,015	11,000
Nomura Securities International, Inc. at:
0.55%, dated 1/26/17 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $263,363,059, 2.75%, 2/15/24)	258,028	258,000
0.56%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $129,689,100, 1.38%, 1/31/21)	127,002	127,000
RBC Capital Markets Corp. at:
0.5%, dated 11/29/16 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $17,372,072, 1.25% - 8.75%, 6/30/18 - 5/15/44)	17,016	17,000
0.53%, dated 1/6/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $111,458,134, 0.00% - 8.75%, 2/2/17 - 5/15/46)	109,096	109,000
0.54%, dated 1/19/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,283,190, 1.25% - 5.25%, 6/30/18 - 5/15/44)	14,012	14,000
RBC Dominion Securities at:
0.53%, dated 1/11/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $77,544,004, 1.13% - 2.25%, 7/31/21 - 8/15/25)	76,068	76,000
0.56%, dated:
12/22/16 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $31,640,201, 1.63% - 2.75%, 8/31/21 - 11/15/23)	31,043	31,000
1/4/17 due 2/3/17 (Collateralized by U.S. Treasury Obligations valued at $28,572,446, 1.25% - 2.25%, 12/15/18 - 11/15/24)	28,013	28,000
RBS Securities, Inc. at:
0.54%, dated 1/25/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $13,261,944, 0.88% - 1.88%, 4/30/17 - 10/31/17)	13,001	13,000
0.55%, dated 1/31/17 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,080,862, 0.88% - 2.13%, 7/31/19 - 6/30/21)	4,000	4,000
Societe Generale at:
0.52%, dated 1/10/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $27,548,810, 0.88% - 2.88%, 2/28/17 - 8/15/24)	27,012	27,000
0.53%, dated:
1/9/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $19,424,720, 1.00% - 3.00%, 5/15/18 - 11/15/44)	19,009	19,000
1/23/17 due 2/23/17 (Collateralized by U.S. Treasury Obligations valued at $88,751,776, 2.38% - 2.88%, 3/31/18 - 8/15/24)	87,040	87,000
1/30/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $14,280,469, 2.38%, 8/15/24)	14,006	14,000
0.54%, dated 1/17/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $66,773,041, 2.00% - 7.25%, 5/31/21 - 11/15/44)	65,030	65,000
0.55%, dated 1/19/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $18,363,647, 1.13% - 2.38%, 7/31/19 - 8/15/24)	18,015	18,000
0.59%, dated:
1/26/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $108,560,931, 0.00% - 6.00%, 3/9/17 - 5/15/44)	106,156	106,000
1/27/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $181,962,632, 0.00% - 3.13%, 3/9/17 - 8/15/44)	178,265	178,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.64%, dated 1/25/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,205,110, 2.25%, 11/15/24)	10,006	10,000
0.65%, dated:
1/11/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $10,625,806, 2.50%, 5/15/24)	10,434	10,426
2/1/17 due 2/7/17(c)	10,006	10,000
0.79%, dated:
12/21/16 due 2/1/17 (Collateralized by U.S. Treasury Obligations valued at $9,616,671, 2.38%, 8/15/24)	9,348	9,339
1/4/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,734,894, 2.63%, 8/15/20)	100,701	100,624
1/5/17 due 2/7/17 (Collateralized by U.S. Treasury Obligations valued at $31,068,032, 2.25% - 3.75%, 11/15/18 - 11/15/24)	30,483	30,460
Wells Fargo Securities, LLC at:
0.57%, dated 12/1/16 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,341,125, 2.88%, 8/15/45)	11,016	11,000
0.59%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,495,454, 2.88%, 8/15/45)	16,024	16,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,262,608)		5,262,608
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $13,799,063)		13,799,063
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(250,995)
NET ASSETS - 100%		$13,548,068

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$49,818,000 due 2/01/17 at 0.52%
HSBC Securities (USA), Inc.	$42,339
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,479
$49,818
$844,144,000 due 2/01/17 at 0.53%
BNP Paribas, S.A.	55,000
Bank of Nova Scotia	236,000
Credit Agricole CIB New York Branch	87,000
HSBC Securities (USA), Inc.	429,144
J.P. Morgan Securities, Inc.	15,000
Mizuho Securities USA, Inc.	22,000
$844,144

Income Tax Information

At January 31, 2017 the cost for Federal Income Tax Purposes was $13,799,063,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 31, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 31, 2017